Securities purchased (sold) under resale (repurchase) agreements - Summary of Securities sold under repurchase agreements (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	R$ 21,111,301	R$ 15,638,407	R$ 6,640,694
National treasury notes [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	16,829,549	8,533,113	1,153,547
National Treasury Bills [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	3,057,813	5,653,994	5,142,881
Financial Treasury Bills [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	1,220,908	R$ 1,451,300	R$ 344,266
Agribusiness Receivables Certificates [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	R$ 3,031